Other long-term debt (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loan inetrest rate	5.00%	4.20%
S B A Loan [Member]
IfrsStatementLineItems [Line Items]
Adminstration loan	$ 150,000
Borrowings maturity	July 2, 2050
Loan inetrest rate	3.75%
Monthly installment	$ 731
Initial fair value	$ 144,948
Discount rate	7.10%
Effective interest rate	7.10%